LEASES - Other Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Right-of-use assets	$ 95,846	$ 100,249
Lease liabilities (current)	9,629	7,677
Lease liabilities (non-current)	134,710	141,428
Finance Leases
Right-of-use assets	14,811	17,633
Lease liabilities (current)	1,994	1,739
Lease liabilities (non-current)	$ 20,624	$ 22,383
Weighted- average remaining lease term
Operating Leases	10 years 1 month 6 days	11 years
Finance Leases	8 years 9 months 18 days	9 years 7 months 6 days
Weighted-average discount rate
Operating Leases	15.00%	15.00%
Finance Leases	14.00%	14.00%